Business Segment and Geographic Data	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business Segment and Geographic Data [Abstract]
Business Segment and Geographic Data

Note 14
Business Segments and Geographic Data:

Effective January 1, 2010, the Company reorganized its business into four operating units to better align its organization based upon the Company’s management structure, products and services offered, markets served and types of customers. The Physician Domestic segment derives its primary revenues from XTRAC procedures performed by dermatologists, the sales of XTRAC laser sales, and the sales of skincare and LED products in the United States. The Physician International segment, in comparison, generates revenues from the sale of equipment, skincare and LED products to dermatologists outside the United States through a network of distributors. The Other Channels segment derives revenues by selling skincare and LED products to indoor tanning and spa markets and to on-line and television retail consumer markets for home use on both a domestic and an international basis. The Surgical Products segment generates revenues by selling laser products and disposables to hospitals and surgery centers on both a domestic and an international basis. Management reviews financial information presented on an operating segment basis for the purposes of making certain operating decisions and assessing financial performance.

Unallocated operating expenses include costs that are not specific to a particular segment but are general to the group; included are expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Unallocated assets include cash, prepaid expenses and deposits. Goodwill of $12,793,455, $4,037,934 and $2,737,811 has been allocated to the Physician Domestic, Physician International and Other Channels segments, respectively, based upon the fair value of the reporting segments as of September 30, 2011 and December 31, 2010. (See Note 5, Goodwill and Other Intangible Assets).

The Company revised its results of operations for its business segments for the three and nine months ended September 30, 2010 to reflect a reclass between the Physician International and Surgical Products costs of revenues. The correction had no effect on the Company’s previously reported net loss, consolidated balance sheet, or net cash flows, and is not considered material to any previously reported consolidated financial statements.

The following tables reflect results of operations from our business segments for the periods indicated below:

Three Months Ended September 30, 2011 (unaudited)

	PHYSICIAN DOMESTIC	PHYSICIAN INTERN’L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$5,354,292	$1,482,133	$634,905	$660,112	$8,131,442
Costs of revenues	2,470,848	886,085	355,391	339,097	4,051,421
Gross profit	2,883,444	596,048	279,514	321,015	4,080,021
Gross profit %	53.9%	40.2%	44.0%	48.6%	50.2%

Allocated operating expenses:
Selling, general and administrative	2,709,562	101,677	184,495	16,028	3,011,762
Engineering and product development	201,944	104,680	42,501	61,551	410,676

Unallocated operating expenses	-	-	-	-	2,846,547
	2,911,506	206,357	226,996	77,579	6,268,985
Income (loss) from operations	(28,062)	389,691	52,518	243,436	(2,188,964)

Interest expense, net	-	-	-	-	(960,960)
Change in fair value of warrant	-	-	-	-	(131,262)

Net (loss) income	$(28,062)	$389,691	$52,518	$243,436	$(3,281,186)

Three Months Ended September 30, 2010 (unaudited)

	PHYSICIAN DOMESTIC	PHYSICIAN INTERN’L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$5,171,196	$2,715,582	$524,830	$1,173,440	$9,585,048
Costs of revenues	2,577,683	2,118,701	315,237	618,784	5,630,405
Gross profit	2,593,513	596,881	209,593	554,656	3,954,643
Gross profit %	50.1%	22.0%	40.0%	47.3%	41.3%

Allocated operating expenses:
Selling, general and administrative	2,657,812	195,894	149,957	71,776	3,075,439
Engineering and product development	96,487	80,641	64,131	30,754	272,013

Unallocated operating expenses	-	-	-	-	1,543,739
	2,754,299	276,535	214,088	102,530	4,891,191
Income (loss) from operations	(160,786)	320,346	(4,495)	452,126	(936,548)

Interest expense, net	-	-	-	-	(863,713)
Change in fair value of warrants	-	-	-	-	(34,839)

Net (loss) income	$(160,786)	$320,346	$(4,495)	$452,126	$(1,835,100)

Nine Months Ended September 30, 2011 (unaudited)

	PHYSICIANDOMESTIC	PHYSICIAN INTERN’L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$15,642,260	$5,030,490	$1,900,628	$2,186,342	$24,759,720
Costs of revenues	7,383,398	3,091,002	1,022,040	1,249,688	12,746,128
Gross profit	8,258,862	1,939,488	878,588	936,654	12,013,592
Gross profit %	52.8%	36.6%	46.2%	42.8%	48.5%

Allocated operating expenses:
Selling, general and administrative	8,525,727	364,177	641,274	65,129	9,596,307
Engineering and product development	652,161	343,379	133,009	181,780	1,310,329

Unallocated operating expenses	-	-	-	-	7,261,632
	9,177,888	707,556	774,283	246,909	18,168,268
Income (loss) from operations	(919,026)	1,231,932	104,305	689,745	(6,154,676)

Interest expense, net	-	-	-	-	(2,739,116)
Change in fair value of warrant	-	-	-	-	(1,441,672)

Net (loss) income	$(919,026)	$1,231,932	$104,305	$689,745	$(10,335,464)

Nine Months Ended September 30, 2010 (unaudited)
	PHYSICIANDOMESTIC	PHYSICIAN INTERN’L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$14,415,407	$5,142,357	$1,943,717	$2,781,532	$24,283,013
Costs of revenues	7,080,523	3,626,337	1,108,468	1,494,683	13,310,011
Gross profit	7,334,884	1,516,020	835,249	1,286,849	10,973,002
Gross profit %	50.9%	29.5%	43.0%	46.3%	45.2%

Allocated operating expenses:
Selling, general and administrative	8,035,983	734,184	479,037	142,886	9,392,090
Engineering and product development	319,424	244,019	232,652	95,007	891,102

Unallocated operating expenses	-	-	-	-	5,065,773
	8,355,407	978,203	711,689	237,893	15,348,965
Income (loss) from operations	(1,020,523)	537,817	123,560	1,048,956	(4,375,963)

Interest expense, net	-	-	-	-	(2,402,557)
Change in fair value of warrants	-	-	-	-	(132,795)

Net (loss) income	$(1,020,523)	$537,817	$123,560	$1,048,956	$(6,911,315)

	September 30, 2011	December 31, 2010
	(unaudited)
Assets:
Total assets for reportable segments	$43,682,340	$44,986,796
Other unallocated assets	3,346,164	4,508,922
Consolidated total	$47,028,504	$49,495,718

For the three and nine months ended September 30, 2011 and 2010 there were no material net revenues attributed to any individual foreign country. Net revenues by geographic area were, as follows:

	Three Months Ended September 30, (unaudited)		Nine Months Ended September 30, (unaudited)
	2011	2010	2011	2010
Domestic	$6,517,701	$6,869,853	$19,155,485	$19,143,687
Foreign	1,613,741	2,715,195	5,604,235	5,139,326
	$8,131,442	$9,585,048	$24,759,720	$24,283,013

The Company discusses segmental details in its Management Discussion and Analysis found elsewhere in this Quarterly Report on Form 10-Q.

Note 18
Business Segment and Geographic Data:

Effective January 1, 2010, the Company reorganized its business into four operating units to better align its organization based upon the Company's management structure, products and services offered, markets served and types of customers. The Physician Domestic segment derives its primary revenues from XTRAC procedures performed by dermatologists, the sales of XTRAC laser sales, and the sales of skincare and LED products in the United States. The Physician International segment, in comparison, generates revenues from the sale of equipment, skincare and LED products to dermatologists outside the United States through a network of distributors. The Other Channels segment derives revenues by selling skincare and LED products to indoor tanning and spa markets and on-line and television retail consumer markets for home use on both a domestic and an international basis. The Surgical Products segment generates revenues by selling laser products and disposables to hospitals and surgery centers on both a domestic and an international basis. Management reviews financial information presented on an operating segment basis for the purposes of making certain operating decisions and assessing financial performance.

Unallocated operating expenses include costs that are not specific to a particular segment but are general to the group; included are expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Unallocated assets include cash, prepaid expenses and deposits. Goodwill of $12,793,455, $4,037,934 and $2,737,811 has been allocated to the Physician Domestic, Physician International and Other Channels segments, respectively, based upon the fair value of the reporting segments as of December 31, 2010.

The following tables reflect results of operations from our business segments for the periods indicated below:

Year ended December 31, 2010
	PHYSICIAN DOMESTIC	PHYSICIAN INTERN'L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$20,196,688	$8,381,136	$2,551,429	$3,672,282	$34,801,535
Costs of revenues	9,464,991	6,110,186	1,467,293	1,677,432	18,719,902
Gross profit	10,731,697	2,270,950	1,084,136	1,994,850	16,081,633
Gross profit %	53.1%	27.1%	42.5%	54.3%	46.2%

Allocated operating expenses:
Selling, general and administrative	10,868,939	1,061,952	643,107	183,103	12,757,101
Engineering and product development	470,400	375,633	373,597	123,726	1,343,356

Unallocated operating expenses	-	-	-	-	7,238,362
	11,339,339	1,437,585	1,016,704	306,828	21,338,819
Income (loss) from operations	(607,642)	833,365	67,432	1,688,021	(5,257,186)

Interest expense, net	-	-	-	-	(3,268,905)
Change in fair value of warrant	-	-	-	-	(197,098)

Net (loss) income	$(607,642)	$833,365	$67,432	$1,688,021	$(8,723,189)

Year ended December 31, 2009

	PHYSICIAN DOMESTIC	PHYSICIAN INTERN'L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$18,844,995	$6,665,199	$3,555,310	$3,622,580	$32,688,084
Costs of revenues	9,283,459	3,966,749	1,397,902	2,777,856	17,425,966
Gross profit	9,561,536	2,698,450	2,157,408	844,724	15,262,118
Gross profit %	50.7%	40.5%	60.7%	23.3%	46.7%

Allocated operating expenses:
Selling, general and administrative	12,169,919	1,557,889	622,831	242,692	14,593,331
Engineering and product development	310,508	184,729	173,163	469,325	1,137,725

Unallocated operating expenses	-	-	-	-	8,489,947
	12,480,427	1,742,618	795,994	712,023	24,221,003
Income (loss) from operations	(2,918,891)	955,832	1,361,414	132,707	(8,958,885)

Interest expense, net	-	-	-	-	(2,370,676)
Change in fair value of warrants	-	-	-	-	808,786

Net (loss) income	$(2,918,891)	$955,832	$1,361,414	$132,707	$(10,520,775)

Year ended December 31, 2008

	PHYSICIANDOMESTIC	PHYSICIAN INTERN'L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$21,058,919	$6,005,170	$1,968,155	$5,738,048	$34,770,292
Costs of revenues	9,663,486	2,657,928	696,388	3,977,515	16,995,317
Gross profit	11,395,433	3,347,242	1,271,767	1,760,533	17,774,975
Gross profit %	54.1%	55.7%	64.6%	30.7%	51.1%

Allocated operating expenses:
Selling, general and administrative	14,139,011	830,304	312,491	377,489	15,659,295
Engineering and product development	475,425	102,727	72,553	422,510	1,073,215

Unallocated operating expenses	-	-	-	-	11,137,812
	14,614,436	933,031	385,044	799,999	27,870,322
Income (loss) from operations	(3,219,003)	2,414,211	886,723	960,534	(10,095,347)

Interest expense, net	-	-	-	-	(1,032,597)
Change in fair value of warrant	-	-	-	-	-
Discontinued operations:	-	-	-	-
Income from discontinued operations					285,712
Loss on sale of discontinued operations	-	-	-	-	(448,675)

Net (loss) income	$(3,219,003)	$2,414,211	$886,723	$960,534	$(11,290,907)

	December 31,
Assets:	2010	2009
Total assets for reportable segments	$44,986,796	$49,890,944
Other unallocated assets	4,508,922	3,277,202
Consolidated total	$49,495,718	$53,168,146

For the years ended December 31, 2010, 2009 and 2008, there were no material net revenues attributed to an individual foreign country. Net revenues by geographic area were as follows:

	Year Ended December 31,
	2010	2009	2008
Domestic	$25,237,330	$25,624,725	$27,398,356
Foreign	9,564,205	7,063,359	7,371,936
	$34,801,535	$32,688,084	$34,770,292